UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-21478

Name of Registrant:	Vanguard CMT Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	September 1, 2004 - August 31, 2005

Item 1:	Reports to Shareholders

Vanguard® CMT Funds

August 31, 2005

Vanguard® Market Liquidity Fund
Vanguard® Municipal Cash Management Fund
Vanguard® Yorktown™ Liquidity Fund

2005 Total Returns		August 31, 2004 - August 31, 2005

Vanguard CMT Fund	Vanguard Fund	Average Institutional Money Market Fund*	SEC 7-Day Annualized Yield**: 8/31/2005

Market Liquidity	2.6%	2.1%	3.66%
Municipal Cash Management	2.0	—	2.48
Yorktown Liquidity	2.6	—	3.66

* Derived from data provided by Lipper Inc. ** The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

FUND PROFILES

As of 8/31/2005

These Profiles provide a snapshot of each fund’s characteristics. Key terms are defined below.

MARKET LIQUIDITY FUND
Financial Attributes
Yield	3.7%
Average Weighted Maturity	13days
Average Quality*	Aaa
Expense Ratio	0.01%

Sector Diversification (% of portfolio)
Bankers Acceptances	2%
Finance
Certificates of Deposit	31
Commercial Paper	24
Collateralized Repurchase Agreements	43
Total	100%

Distribution by Credit Quality* (% of portfolio)
Aaa	52%
Aa	47
A	1
Total	100%

*Moody's Investors Service.

MUNICIPAL CASH MANAGEMENT FUND Financial Attributes
Yield	2.5%
Average Weighted Maturity	7 days
Average Quality	MIG-1/SP-1+
Expense Ratio	0.02%

Distribution by Credit Quality (% of portfolio)
MIG-1/SP-1	87%
A-1/P-1	11
AAA/AA	2
Total	100%

Largest State Concentrations* (% of portfolio)
New York	17%
Texas	10
Florida	9
Illinois	8
Ohio	8
Massachusetts	6
Tennessee	6
Pennsylvania	6
North Carolina	6
Virginia	4
Total	80%

* “Largest State Concentrations” figures exclude any fixed income futures contracts.

YORKTOWN LIQUIDITY FUND Financial Attributes
Yield	3.7%
Average Weighted Maturity	1 day
Average Quality*	Aaa
Expense Ratio	0.01%

Sector Diversification (% of portfolio)
Collateralized Repurchase Agreements	100%

Distribution by Credit Quality* (% of portfolio)
Aaa	100%

*Moody's Investors Service.

GLOSSARY OF INVESTMENT TERMS

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers (MIG-1/SP-1+ for municipal money market securities). U.S. Treasury securities are considered to have the highest credit quality.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Expense Ratio. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Yield. A snapshot of a fund's interest income. The yield is expressed as a percentage of the fund's net asset value. For money market funds, yield is based on income earned over the past seven days and is annualized, or projected forward for the coming year.

PERFORMANCE SUMMARIES
As of 8/31/2005

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the funds. The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a CMT fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds. The annualized yields shown in this report reflect the current earnings of the funds more closely than do the average annual returns.

Cumulative Performance August 31, 2004 to August 31, 2005

Average Annual Total Returns for Periods Ended August 31, 2005
Vanguard CMT Fund	One Year	Since Inception*	Final Value of a $10,000 Investment

Market Liquidity Fund	2.60%	2.48%	$10,278
Municipal Cash Management	2.03	1.94	10,217
Yorktown Liquidity Fund	2.59	2.47	10,276
Average Institutional Money Market Fund**	2.13	2.02	10,227

*Inception Date: July 19, 2004.
**Derived from data provided by Lipper Inc.

Average Annual Total Returns for periods ended June 30, 2005

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	Since Inception
CMT Fund

Market Liquidity	7/19/2004	2.18%
Municipal Cash Management	7/19/2004	1.76
Yorktown Liquidity	7/19/2004	2.17

August 31, 2005
FINANCIAL STATEMENTS
STATEMENT OF NET ASSETS

Each fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the report for further information).

Vanguard Market Liquidity Fund	Yield**	Maturity Date		Face Amount ($000)	Market Value^ ($000)

COMMERCIAL PAPER (23.6%)

Finance—Auto (1.6%)
DaimlerChrysler Rev. Auto Conduit LLC	3.529%	9/7/05		$15,000	$14,991
DaimlerChrysler Rev. Auto Conduit LLC	3.527%	9/8/05		18,789	18,776
DaimlerChrysler Rev. Auto Conduit LLC	3.528%	9/9/05		37,685	37,656
DaimlerChrysler Rev. Auto Conduit LLC	3.529%	9/12/05		20,000	19,979
DaimlerChrysler Rev. Auto Conduit LLC	3.529%	9/13/05		18,000	17,979
DaimlerChrysler Rev. Auto Conduit LLC	3.480%-3.499%	9/19/05		56,715	56,617
DaimlerChrysler Rev. Auto Conduit LLC	3.491%	9/20/05		81,668	81,518
DaimlerChrysler Rev. Auto Conduit LLC	3.669%	10/14/05		7,200	7,169

					254,685

Finance—Other (12.2%)
Ciesco LLC	3.647%	10/7/05	(1)	10,600	10,562
Ciesco LLC	3.658%	10/11/05	(1)	14,985	14,924
CRC Funding, LLC	3.466%-3.476%	9/12/05	(1)	39,000	38,959
CRC Funding, LLC	3.557%-3.566%	9/22/05	(1)	149,500	149,191
CRC Funding, LLC	3.650%-3.658%	10/12/05	(1)	107,000	106,557
General Electric Capital Corp.	3.485%	9/16/05		400,000	399,422
IXIS Commercial Paper Corp.	3.520%	9/8/05	(1)	100,000	99,932
IXIS Commercial Paper Corp.	3.457%-3.459%	9/15/05	(1)	30,000	29,960
IXIS Commercial Paper Corp.	3.514%	9/16/05	(1)	10,500	10,485
IXIS Commercial Paper Corp.	3.610%	10/5/05	(1)	50,000	49,831
IXIS Commercial Paper Corp.	3.692%	10/27/05	(1)	149,000	148,149
Oesterreichische Kontrollbank	3.499%	9/8/05		59,825	59,784
Old Line Funding Corp.	3.501%	9/6/05	(1)	67,412	67,379
Old Line Funding Corp.	3.446%-3.465%	9/8/05	(1)	41,238	41,210
Old Line Funding Corp.	3.504%-3.530%	9/12/05	(1)	121,639	121,509
Old Line Funding Corp.	3.531%	9/15/05	(1)	35,000	34,952
Old Line Funding Corp.	3.526%	9/19/05	(1)	35,672	35,609
Old Line Funding Corp.	3.535%-3.555%	9/21/05	(1)	24,771	24,722
Park Avenue Receivable Corp.	3.520%	9/9/05	(1)	35,000	34,973
Park Avenue Receivable Corp.	3.521%	9/14/05	(1)	5,254	5,247
Preferred Receivables Funding Co.	3.541%	9/8/05	(1)	52,569	52,533
Preferred Receivables Funding Co.	3.521%	9/13/05	(1)	45,000	44,947
Preferred Receivables Funding Co.	3.521%	9/14/05	(1)	20,000	19,975
State Street Corp.	3.520%	9/19/05		150,000	149,737
Triple A One Funding Corp.	3.526%	9/2/05	(1)	25,785	25,782
Triple A One Funding Corp.	3.527%	9/6/05	(1)	14,899	14,892
Triple A One Funding Corp.	3.530%	9/9/05	(1)	8,767	8,760
Triple A One Funding Corp.	3.530%	9/14/05	(1)	10,000	9,987
Variable Funding Capital Corp.	3.530%	9/14/05	(1)	25,000	24,968
Yorktown Capital LLC	3.530%	9/14/05	(1)	17,665	17,643
Yorktown Capital LLC	3.534%	9/20/05	(1)	10,205	10,186

					1,862,767

Foreign Banks (8.6%)
ANZ (Delaware) Inc.	3.510%	9/9/05		87,000	86,932
CBA (Delaware) Finance Inc.	3.691%	10/25/05		12,575	12,506
Danske Corp.	3.521%	9/12/05		340,000	339,635
Dexia Delaware LLC	3.516%	9/12/05		25,000	24,973
ING (U.S.) Funding LLC	3.520%	9/7/05		55,000	54,968
ING (U.S.) Funding LLC	3.528%	9/15/05		95,000	94,870
ING (U.S.) Funding LLC	3.520%	9/16/05		44,500	44,435
ING (U.S.) Funding LLC	3.488%-3.533%	9/20/05		125,000	124,769
Lloyds TSB Bank PLC	3.519%	9/20/05		146,000	145,730
National Australia Funding Delaware Inc.	3.461%-3.490%	9/1/05		68,000	68,000
National Australia Funding Delaware Inc.	3.497%-3.511%	9/20/05		270,000	269,503
Societe Generale N.A. Inc.	3.490%	9/2/05		19,000	18,998
UBS Finance (Delaware), Inc.	3.490%	9/19/05		30,300	30,247

					1,315,566

Foreign Government (0.1%)
Caisse d'Amortissement de la Dette	3.567%	9/26/05		15,000	14,963

Foreign Industrial (1.1%)
Total Capital	3.521%	9/19/05	(1)	170,963	170,663

TOTAL COMMERCIAL PAPER
(Cost $3,618,644)					3,618,644

CERTIFICATES OF DEPOSIT (30.3%)

Certificates of Deposit—U.S. Banks (3.8%)
HSBC Bank USA	3.510%	9/12/05		200,000	200,000
Wells Fargo Bank, NA	3.500%	9/19/05		380,000	380,000

					580,000

Yankee Certificates of Deposit—U.S. Branches (26.5%)
Abbey National PLC (New York Branch)	3.675%	10/24/05		100,000	100,000
Bank of Montreal (Chicago Branch)	3.480%	9/19/05		80,000	80,000
Bank of Montreal (Chicago Branch)	3.530%	9/20/05		271,000	271,000
Barclays Bank PLC (New York Branch)	3.520%	9/19/05		180,000	180,000
Barclays Bank PLC (New York Branch)	3.685%	10/24/05		215,000	215,000
BNP Paribas (New York Branch)	3.475%	9/19/05		265,000	265,000
BNP Paribas (New York Branch)	3.530%	9/20/05		165,000	165,000
Deutsche Bank (New York Branch)	3.540%	9/20/05		300,000	300,000
Deutsche Bank (New York Branch)	3.555%	9/20/05		20,000	20,000
Dexia Credit Local (New York Branch)	3.470%	9/20/05		280,000	280,000
Fortis Bank NV-SA (New York Branch)	3.520%	9/12/05		340,000	340,000
Rabobank Nederland (New York Branch)	3.520%	9/19/05		400,000	400,000
Royal Bank of Scotland PLC (New York Branch)	3.470%	9/19/05		220,000	220,000
Royal Bank of Scotland PLC (New York Branch)	3.520%	9/19/05		200,000	200,000
Societe Generale (New York Branch)	3.480%	9/19/05		330,000	330,000
Svenska Handelsbanken, AB (New York Branch)	3.705%	10/31/05		300,000	300,000
UBS AG (Stamford Branch)	3.520%	9/19/05		30,000	30,000
UBS AG (Stamford Branch)	3.530%	9/20/05		80,000	80,000
UBS AG (Stamford Branch)	3.530%	9/20/05		150,000	150,000
UBS AG (Stamford Branch)	3.475%	9/19/05		135,000	135,000

					4,061,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $4,641,000)					4,641,000

EURODOLLAR CERTIFICATES OF DEPOSIT (0.4%)

Bank of Nova Scotia
(Cost $65,000)	3.530%	9/20/05		65,000	65,000

OTHER NOTES (2.5%)

Bank of America, N.A. Bank Notes	3.520%	9/26/05		165,000	165,000
Bank of America, N.A. Bank Notes	3.530%	9/26/05		210,000	210,000

TOTAL OTHER NOTES
(Cost $375,000)					375,000

REPURCHASE AGREEMENTS (43.1%)

Bank of America Securities, LLC
(Dated 8/31/05, Repurchase Value $403,040,000,
collateralized by Federal Home Loan Bank, 2.250%
-5.750%, 5/15/06-5/15/12, Federal Home Loan
Mortgage Corp. Discount Notes, 5/2/06-7/25/06,
and Federal National Mortgage Assn., 2.250%
-4.125%, 5/15/06-5/15/10)	3.590%	9/1/05		403,000	403,000
Barclay's Capital, Inc.
(Dated 8/31/05, Repurchase Value $1,124,112,000,
collateralized by Federal Home Loan Bank, 2.625%
-4.125%, 5/12/06-8/13/10, Federal Home Loan Bank
Discount Notes, 11/2/05-11/16/05, Federal Home
Loan Mortgage Corp., 3.625%-5.750%, 3/15/07-7/17/15,
Federal Home Loan Mortgage Corp. Discount Notes,
7/5/06-2/15/06, Federal National Mortgage Assn.,
4.250%-7.250, 1/15/07-5/15/30, and Federal National
Mortgage Assn. Discount Notes, 10/5/05-7/28/06)	3.590%	9/1/05		1,124,000	1,124,000
Citigroup Global Markets Inc.
(Dated 8/31/05, Repurchase Value $372,037,000,
collateralized by Federal Home Loan Bank, 1.500%
-7.625%, 10/19/05-6/14/13, Federal Home Loan Bank
Discount Notes, 9/28/05-9/30/05, Federal Home Loan
Mortgage Corp., 2.875%-6.875%, 5/15/07-7/15/32,
Federal Home Loan Mortgage Corp. Discount Note,
9/20/05, and Federal National Mortgage Assn., 7.125%,
3/15/07-6/15/10)	3.600%	9/1/05		372,000	372,000
Credit Suisse First Boston LLC
(Dated 8/31/05, Repurchase Value $372,037,000,
collateralized by Federal Home Loan Bank Discount
Notes, 9/6/05-11/25/05, Federal Home Loan Mortgage
Corp. Discount Note, 2/14/06, Federal National
Mortgage Assn., 0.000%, 6/1/17, and Federal National
Mortgage Assn. Discount Note, 11/30/05)	3.600%	9/1/05		372,000	372,000
Deutsche Bank Securities Inc.
(Dated 8/31/05, Repurchase Value $182,018,000,
collateralized by U.S. Treasury Bonds, 8.125%-10.375%,
11/15/12-5/15/21)	3.500%	9/1/05		182,000	182,000
JPMorgan Securities Inc.
(Dated 8/31/05, Repurchase Value $947,406,000,
collateralized by Federal Home Loan Bank Discount Note,
11/30/05, Federal Home Loan Mortgage Corp. Discount
Notes, 9/12/05-8/22/06, Federal National Mortgage
Assn., 0.000%, 12/15/06-6/1/17, and Federal National
Mortgage Assn. Discount Notes, 12/9/05-3/31/06)	3.600%	9/1/05		947,311	947,311
Societe Generale
(Dated 8/31/05, Repurchase Value $170,017,000,
collateralized by Federal Home Loan Mortgage Corp.,
0.000%, 1/15/06, U.S. Treasury Inflation-adjusted
Note, 3.875%, 1/15/09, and U.S. Treasury Note,
3.625%, 7/15/09)	3.590%	9/1/05		170,000	170,000
UBS Securities LLC
(Dated 8/31/05, Repurchase Value $3,020,301,000,
collateralized by Federal Home Loan Bank, 0.000%,
9/12/08, Federal Home Loan Bank Discount Notes,
9/1/05-6/21/06, Federal Home Loan Mortgage Corp.,
0.00%, 11/29/19, Federal Home Loan Mortgage Corp.
Discount Notes, 10/4/05-8/4/06, Federal National
Mortgage Assn., 0.000%-10.500%, 6/13/06-6/1/17,
and Federal National Mortgage Assn. Discount Notes,
9/1/05-7/28/06)	3.590%	9/1/05		3,020,000	3,020,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,590,311)					6,590,311

TOTAL INVESTMENTS (99.9%)
(Cost $15,289,955)					15,289,955

OTHER ASSETS AND LIABILITIES (0.1%)

Other Assets					13,082
Liabilities					(63)

					13,019

NET ASSETS (100%)

Applicable to 15,302,971,014 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)					15,302,974

NET ASSET VALUE PER SHARE					$1.00

^See Note A in Notes to Financial Statements.
**Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
(1) Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At August 31, 2005, the aggregate value of these securities was $1,424,487,000, representing 9.3% of net assets.

	Amount (000)	Per Share

AT AUGUST 31, 2005, net assets consisted of:

Paid-in Capital	$15,302,971	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Gains	3	—

NET ASSETS	$15,302,974	$1.00

STATEMENT OF OPERATIONS
Vanguard Market Liquidity Fund Year Ended August 31, 2005 (000)

INVESTMENT INCOME
Income
Interest	$484,120

Total Income	484,120

Expenses
Management and Administrative	1,877

Total Expenses	1,877

NET INVESTMENT INCOME	482,243

REALIZED NET GAIN (LOSS) ON INVESTMENT SECURITIES SOLD	3

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$482,246

See accompanying Notes, which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
Vanguard Market Liquidity Fund
	Year Ended August 31, 2005 (000)	July 19, 2004[1]to August 31, 2004 (000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$482,243	$30,338
Realized Net Gain (Loss)	3	—
Unrealized Appreciation (Depreciation)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	482,246	30,338

Distributions
Net Investment Income	(482,243)	(30,338)
Realized Capital Gain	—	—

Total Distributions	(482,243)	(30,338)

Capital Share Transactions (at $1.00)
Issued	150,940,153	33,345,011
Issued in Lieu of Cash Distributions	481,751	30,338
Redeemed	(156,985,843)	12,508,539)

Net Increase (Decrease) from Capital Share Transactions	(5,563,939)	20,866,810

Total Increase (Decrease)	(5,563,936)	20,866,810

Net Assets
Beginning of Period	20,866,910	100

End of Period	$15,302,974	$20,866,910

[1]Commencement of operations. See Note C.
See accompanying Notes, which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
	Vanguard Market Liquidity Fund
For a Share Outstanding Throughout Each Period	Year Ended August 31, 2005	July 19, 2004[1] to August 31, 2004

Net Asset Value, Beginning of Period	$1.00	$1.00

Investment Operations
Net Investment Income	.026	.002
Net Realized and Unrealized Gain (Loss) on Investments	—	—

Total from Investment Operations	.026	.002

Distributions
Dividends from Net Investment Income	(.026)	(.002)
Distributions from Realized Capital Gains	—	—

Total Distributions	(.026)	(.002)

Net Asset Value, End of Period	$1.00	$1.00

Total Return	2.60%	0.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,303	$20,867
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%[2]
Ratio of Net Investment Income to Average Net Assets	2.57%	1.44%[2]

[1]Commencement of operations. See Note C.
[2]Annualized. See accompanying Notes, which are an integral part of the financial statements.

August 31, 2005

STATEMENT OF NET ASSETS
Vanguard Municipal Cash Management Fund	Coupon	Maturity Date	Face Amount ($000)	Market Value^ ($000)

MUNICIPAL BONDS (101.0%)

Alaska (0.7%)
Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	2.330%	9/1/05	$14,750	$14,750

Arizona (2.0%)
McAllister Academic Village AZ LLC Rev. (Arizona State Univ.) VRDO	2.350%	9/7/05 (2)	10,000	10,000
Phoenix AZ Civic Improvement Corp. Water System Rev. VRDO	2.370%	9/7/05 (1)	27,450	27,450
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	2.700%	10/11/05	5,000	5,000

				42,450

California (1.4%)
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	2.500%	9/7/05 LOC	7,500	7,500
California GO CP	2.570%	10/6/05	20,000	20,000
California State Econ. Recovery Bonds VRDO	2.200%	9/1/05 LOC	1,700	1,700

				29,200

Colorado (2.9%)
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) VRDO	2.450%	9/7/05	30,250	30,250
Lowry Econ. Redev. Auth. Colorado Rev. VRDO	2.350%	9/7/05 LOC	17,475	17,475
Lowry Econ. Redev. Auth. Colorado Rev. VRDO	2.350%	9/7/05 LOC	14,135	14,135

				61,860

Connecticut (0.2%)
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure) VRDO	2.450%	9/7/05 (2)	4,000	4,000

Delaware (1.0%)
Univ. of Delaware Rev. VRDO	2.300%	9/1/05	11,990	11,990
Univ. of Delaware Rev. VRDO	2.300%	9/1/05	8,345	8,345

				20,335

Florida (8.8%)
Broward County FL School Board COP TOB VRDO	2.520%	9/7/05 (4)*	9,330	9,330
Florida Board of Educ. Public Educ. TOB VRDO	2.520%	9/7/05 *	5,285	5,285
Florida Board of Educ. Public Educ. TOB VRDO	2.530%	9/7/05 *	6,995	6,995
Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	2.520%	9/7/05 (2)*	11,785	11,785
Florida Dept. of Transp. TOB VRDO	2.530%	9/7/05 *	250	250
Jacksonville FL Water & Sewer System Rev. TOB VRDO	2.520%	9/7/05 (1)*	4,575	4,575
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	2.340%	9/1/05 LOC	38,365	38,365
Orange County FL School Board TOB VRDO	2.520%	9/7/05 (1)*	9,755	9,755
Orange County FL School Board TOB VRDO	2.530%	9/7/05 (1)*	7,580	7,580
Orlando & Orange County FL Expressway Auth. VRDO	2.450%	9/7/05 (2)	24,940	24,940
Orlando & Orange County FL Expressway Auth. VRDO	2.490%	9/7/05 (2)	16,000	16,000
Orlando & Orange County FL Expressway Auth. VRDO	2.510%	9/7/05 (4)	4,500	4,500
Palm Beach County FL School Board COP VRDO	2.500%	9/7/05 (2)	13,100	13,100
Reedy Creek FL Improvement Dist. Util. Rev. TOB VRDO	2.520%	9/7/05 (1)*	7,590	7,590
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	2.450%	9/7/05 (2)	21,100	21,100
Tampa Bay FL Water Util. System Rev. TOB VRDO	2.520%	9/7/05 (3)*	5,340	5,340

				186,490

Georgia (3.5%)
Athens-Clarke County GA Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assn.) VRDO	2.340%	9/1/05 LOC	19,460	19,460
Atlanta GA Airport Passenger Charge Rev. CP	2.450%	9/1/05 LOC	24,000	24,000
Atlanta GA Water & Wastewater Rev. VRDO	2.300%	9/1/05 (4)	6,100	6,100
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) VRDO	2.340%	9/1/05 (2)	9,000	9,000
Fulton County GA Dev. Auth. (Shepherd Center) VRDO	2.360%	9/7/05 LOC	10,000	10,000
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	2.360%	9/7/05 LOC	5,000	5,000

				73,560

Illinois (7.6%)
Chicago IL Board of Educ. VRDO	2.330%	9/1/05 (4)	5,900	5,900
Chicago IL Metro. Water Reclamation Dist. GO VRDO	2.360%	9/7/05	18,100	18,100
Chicago IL Water Rev. VRDO	2.500%	9/7/05 (1)	25,000	25,000
Cook County IL GO VRDO	2.490%	9/7/05	27,700	27,700
Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO	2.680%	9/7/05 LOC	4,700	4,700
Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	2.490%	9/7/05	9,800	9,800
Illinois GO VRDO	2.450%	9/7/05	18,500	18,500
Schaumburg IL GO VRDO	2.500%	9/7/05	250	250
Schaumburg IL GO VRDO	2.500%	9/7/05	3,660	3,660
Univ. of Illinois (Util. Infrastructure Project) COP VRDO	2.490%	9/7/05	41,745	41,745
Univ. of Illinois Univ. Rev. Auxiliary Fac. TOB VRDO	2.530%	9/7/05 (1)*	5,210	5,210

				160,565

Maryland (0.9%)
Howard County MD Consolidated Public Improvement CP	2.520%	9/1/05	15,200	15,200
Maryland Econ. Dev. Corp. Rev. VRDO	2.330%	9/1/05 (2)	2,800	2,800
Maryland GO TOB VRDO	2.510%	9/7/05 *	1,860	1,860

				19,860

Massachusetts (5.9%)
Massachusetts GO CP	2.450%	9/14/05	27,000	27,000
Massachusetts GO TOB VRDO	2.520%	9/7/05 (4)*	19,765	19,765
Massachusetts GO VRDO	2.370%	9/7/05	15,075	15,075
Massachusetts GO VRDO	2.500%	9/7/05	7,000	7,000
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System) VRDO	2.480%	9/7/05	50,915	50,915
Massachusetts Special Obligation Dedicated Tax Rev. TOB VRDO	2.390%	9/7/05 (3)*	395	395
Massachusetts Water Resources Auth. Rev. VRDO	2.350%	9/7/05 (3)	4,800	4,800

				124,950

Michigan (1.9%)
Detroit MI Water Supply System VRDO	2.400%	9/7/05 (1)	13,070	13,070
Michigan Building Auth. CP	2.680%	10/13/05 LOC	4,075	4,075
Michigan GAN VRDO	2.360%	9/7/05 (4)	9,400	9,400
Michigan GO Notes	3.500%	9/30/05	10,000	10,007
Univ. of Michigan Hosp. Rev. VRDO	2.320%	9/7/05	3,700	3,700

				40,252

Minnesota (0.1%)
Minnesota GO TOB VRDO	2.510%	9/7/05 *	2,470	2,470

Mississippi (1.6%)
Mississippi Dev. Bank Special Obligation Rev. VRDO	2.480%	9/7/05	20,000	20,000
Mississippi Dev. Bank Special Obligation Rev. VRDO	2.540%	9/7/05 (3)	14,000	14,000

				34,000

Missouri (0.6%)
Curators of the Univ. of Missouri System Fac. Rev. VRDO	2.330%	9/1/05	860	860
Curators of the Univ. of Missouri System Fac. Rev. VRDO	2.330%	9/1/05	10,895	10,895

				11,755

Nebraska (2.3%)
American Public Energy Agency NE (National Public Gas Agency) VRDO	2.480%	9/7/05	8,000	8,000
American Public Energy Agency NE (National Public Gas Agency) VRDO	2.490%	9/7/05	30,086	30,086
Lincoln NE Lincoln Electric System CP	2.670%	9/1/05	10,000	10,000

				48,086

Nevada (0.5%)
Clark County NV School Dist. GO TOB VRDO	2.530%	9/7/05 (3)*	10,000	10,000

New Jersey (2.0%)
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.) TOB VRDO	2.390%	9/7/05 (1)*	4,990	4,990
New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	2.520%	9/7/05 (2)*	5,000	5,000
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.520%	9/7/05 (2)*	5,000	5,000
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.520%	9/7/05 (1)*	8,495	8,495
New Jersey Turnpike Auth. Rev. VRDO	2.320%	9/7/05 (4)	18,600	18,600

				42,085

New York (16.7%)
Long Island NY Power Auth. Electric System Rev. CP	2.500%	9/27/05 LOC	5,000	5,000
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) VRDO	2.430%	9/7/05 (2)	14,150	14,150
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) VRDO	2.450%	9/7/05 (4)	8,650	8,650
Metro. New York Transp. Auth. Rev. (Transit Rev.) CP	2.600%	10/7/05 LOC	16,500	16,500
Metro. New York Transp. Auth. Rev. TOB VRDO	2.520%	9/7/05 (3)*	6,000	6,000
Metro. New York Transp. Auth. Rev. VRDO	2.450%	9/7/05 (6)	32,500	32,500
New York City NY GO TOB VRDO	2.500%	9/7/05 (3)*	14,000	14,000
New York City NY GO TOB VRDO	2.510%	9/7/05 (3)*	4,780	4,780
New York City NY GO VRDO	2.250%	9/1/05 LOC	2,100	2,100
New York City NY Muni. Water Finance Auth. Water & Sewer System CP	2.360%	9/8/05	16,500	16,500
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	2.520%	9/7/05 (1)*	2,750	2,750
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	2.520%	9/7/05 (1)*	5,225	5,225
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	2.300%	9/1/05	4,000	4,000
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	2.360%	9/7/05	12,000	12,000
New York City NY Transitional Finance Auth. Rev. VRDO	2.410%	9/7/05	42,100	42,100
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	2.430%	9/7/05 (4)	26,455	26,455
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	2.450%	9/7/05 (4)	17,750	17,750
New York State Dormitory Auth. Rev. (Upstate Community Colleges) TOB VRDO	2.520%	9/7/05 (3)*	3,875	3,875
New York State Housing Finance Agency Rev. (Personal Income Tax) TOB VRDO	2.520%	9/7/05 (3)*	5,240	5,240
New York State Thruway Auth. Rev. TOB VRDO	2.520%	9/7/05 (2)*	10,495	10,495
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	2.470%	9/7/05	6,500	6,500
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	2.480%	9/7/05	94,325	94,325

				350,895

North Carolina (5.7%)
Board of Governors of Univ. of NC Chapel Hill & NC State Univ. of Raleigh CP	2.450%	9/14/05	19,441	19,441
Buncombe County NC Metro. Sewerage Dist. VRDO	2.520%	9/7/05 (5)	18,000	18,000
Mecklenburg County NC GO VRDO	2.380%	9/7/05	400	400
Mecklenburg County NC GO VRDO	2.470%	9/7/05	21,600	21,600
North Carolina GO TOB VRDO	2.520%	9/7/05 *	4,995	4,995
North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	2.340%	9/7/05	10,000	10,000
North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	2.340%	9/7/05	15,000	15,000
North Carolina Medical Care Comm. Hosp. (Moses Cone Health System) VRDO	2.490%	9/7/05	25,000	25,000
Union County NC GO VRDO	2.500%	9/7/05	5,000	5,000

				119,436

Ohio (7.5%)
Cleveland OH Airport System Rev. VRDO	2.480%	9/7/05 (4)	8,600	8,600
Franklin County OH Hosp. Rev. (Children's Hosp.) VRDO	2.380%	9/7/05 (3)	35,970	35,970
Hamilton County OH Sewer System Rev. TOB VRDO	2.520%	9/7/05 (1)*	8,000	8,000
Kent State Univ. Ohio VRDO	2.450%	9/7/05 (1)	16,100	16,100
Montgomery County OH Rev. (Catholic Health Initiatives) VRDO	2.380%	9/7/05	19,650	19,650
Ohio Common Schools GO VRDO	2.360%	9/7/05	23,900	23,900
Ohio Higher Educ. GO TOB VRDO	2.530%	9/7/05 *	9,005	9,005
Ohio State Univ. General Receipts Rev. VRDO	2.490%	9/7/05	3,000	3,000
Univ. of Akron OH General Receipts Rev. VRDO	2.480%	9/7/05 (3)	4,500	4,500
Univ. of Cincinnati OH General Receipts VRDO	2.480%	9/7/05 (2)	10,815	10,815
Univ. of Toledo OH General Receipts VRDO	2.320%	9/1/05 (3)	18,075	18,075

				157,615

Oregon (1.1%)
Oregon State Veteran Welfare Services GO VRDO	2.380%	9/7/05	23,000	23,000

Pennsylvania (5.9%)
Erie PA Water Auth. Rev. VRDO	2.470%	9/7/05 (4)	15,085	15,085
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	2.330%	9/1/05	27,850	27,850
Northeastern PA Hosp. & Educ. Auth. Rev. (Wilkes Univ.) VRDO	2.530%	9/7/05 LOC	1,300	1,300
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	2.330%	9/1/05	4,400	4,400
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	2.330%	9/1/05	6,000	6,000
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) VRDO	2.490%	9/7/05 (1)	5,525	5,525
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. REv. (Children's Hosp. of Philadelphia) VRDO	2.340%	9/1/05	8,550	8,550
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	2.340%	9/1/05	3,000	3,000
Philadelphia PA Water & Waste Water Rev. VRDO	2.350%	9/7/05 (4)	26,630	26,630
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project)	2.320%	9/7/05	10,400	10,400
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	2.450%	9/7/05	10,000	10,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	2.450%	9/7/05	4,500	4,500

				123,240

South Carolina (0.0%)
South Carolina Transp. Infrastructure Rev. TOB VRDO	2.530%	9/7/05 (2)*	400	400

Tennessee (5.9%)
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	2.350%	9/1/05	12,210	12,210
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	2.350%	9/1/05	26,000	26,000
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) VRDO	2.480%	9/7/05	9,550	9,550
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) VRDO	2.490%	9/7/05	21,370	21,370
Sevier County Tennessee Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	2.350%	9/1/05	25,000	25,000
Shelby County TN GO VRDO	2.490%	9/7/05	29,965	29,965

				124,095

Texas (9.8%)
Austin TX Independent School Dist. CP	2.660%	10/26/05	5,000	5,000
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	2.400%	9/7/05 *	400	400
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	2.340%	9/1/05	69,000	69,000
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	2.340%	9/1/05	56,690	56,690
Harris County TX Health Fac. Dev. Corp. Rev. (Young Men's Christian Assoc. of Greater Houston) VRDO	2.340%	9/1/05 LOC	17,865	17,865
Houston TX Higher Educ. Finance Corp. (Rice Univ.) CP	2.650%	12/12/05	11,700	11,700
Houston TX Util. System Rev. TOB VRDO	2.530%	9/7/05 (4)*	400	400
Mesquite TX Independent School Dist. School Building TOB VRDO	2.530%	9/7/05 *	900	900
Red River TX Educ. Finance Rev. (Texas Christian Univ.) VRDO	2.450%	9/7/05	13,000	13,000
Texas State Mobility Fund VRDO	2.340%	9/7/05	9,500	9,500
Texas Turnpike Auth. Central Texas Turnpike System Rev. VRDO	2.340%	9/7/05 (2)	12,465	12,465
Univ. of Texas Permanent Univ. Fund Rev. VRDO	2.380%	9/7/05	3,155	3,155
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	2.450%	9/7/05 (5)	6,835	6,835

				206,910

Virginia (3.8%)
Loudoun County VA IDA Rev. (Howard Hughes Medical Institute) VRDO	2.320%	9/1/05	22,540	22,540
Loudoun County VA IDA Rev. (Howard Hughes Medical Institute) VRDO	2.400%	9/1/05	17,650	17,650
Loudoun County VA IDA Rev. (Howard Hughes Medical Institute) VRDO	2.400%	9/7/05	8,730	8,730
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	2.280%	9/1/05	3,895	3,895
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	2.330%	9/1/05	3,800	3,800
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	2.340%	9/1/05	22,400	22,400

				79,015

Washington (0.0%)
Washington GO TOB VRDO	2.530%	9/7/05 *	500	500

Wisconsin (0.7%)
Wisconsin GO CP	2.480%	10/11/05	5,100	5,100
Wisconsin GO CP	2.480%	10/11/05	3,200	3,200
Wisconsin GO CP	2.720%	10/12/05	7,254	7,254

				15,554

TOTAL MUNICIPAL BONDS
(Cost $2,127,328)				2,127,328

OTHER ASSETS AND LIABILITIES (-1.0%)

Other Assets				14,427
Liabilities				(35,997)

				(21,570)

NET ASSETS (100%)

Applicable to 2,105,749,487 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)				$2,105,758

NET ASSET VALUE PER SHARE				$1.00

^See Note A in Notes to Financial Statements.
*Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, the aggregate value of these securities was $208,635,000, representing 9.9% of net assets.

KEY TO ABBREVIATIONS
COP - Certificate of Participation.
CP - Commercial Paper.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
PCR - Pollution Control Revenue Bond.
TOB - Tender Option Bond.
VRDO - Variable Rate Demand Obligation.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) XL Capital Assurance Inc.
(6) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

AT AUGUST 31, 2005, net assets consisted of:
	Amount (000)	Per Share

Paid-in Capital	$2,105,758	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Gains	—	—

NET ASSETS	$2,105,758	$1.00

STATEMENT OF OPERATIONS
Vanguard Municipal Cash Management Fund Year Ended August 31, 2005 (000)

INVESTMENT INCOME
Income
Interest	$13,836

Total Income	13,836

Expenses
Management and Administrative	117

Total Expenses	117

NET INVESTMENT INCOME	13,719

REALIZED NET GAIN (LOSS) ON INVESTMENT SECURITIES SOLD	8

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES	0

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,727

See accompanying Notes, which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
Vanguard Municipal Cash Management Fund
	Year Ended August 31, 2005 (000)	July 19, 2004[1]to August 31, 2004 (000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$13,719	$14
Realized Net Gain (Loss)	8	—
Unrealized Appreciation (Depreciation)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	13,727	14

Distributions
Net Investment Income	(13,719)	(14)
Realized Capital Gain	—	—

Total Distributions	(13,719)	(14)

Capital Share Transactions (at $1.00)
Issued	3,948,048	10,805
Issued in Lieu of Cash Distributions	13,719	14
Redeemed	(1,866,836)	—

Net Increase (Decrease) from Capital Share Transactions	2,094,931	10,819

Total Increase (Decrease)	2,094,939	10,819

Net Assets
Beginning of Period	10,819	—

End of Period	$2,105,758	$10,819

1 Commencement of operations. See Note C

See accompanying Notes, which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
Vanguard Municipal Cash Management Fund
For a Share Outstanding Throughout Each Period	Year Ended August 31, 2005	July 19, 2004[1] to August 31, 2004
Net Asset Value, Beginning of Period	$1.00	$1.00

Investment Operations
Net Investment Income	.020	.001
Net Realized and Unrealized Gain (Loss) on Investments	—	—

Total from Investment Operations	.020	.001

Distributions
Dividends from Net Investment Income	(.020)	(.001)
Distributions from Realized Capital Gains	—	—

Total Distributions	(.020)	(.001)

Net Asset Value, End of Period	$1.00	$1.00

Total Return	2.03%	0.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,106	$11.00
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%[2]
Ratio of Net Investment Income to Average Net Assets	2.35%	1.13%[2]

1 Commencement of operations. See Note C.
2 Annualized.

See accompanying Notes, which are an integral part of the financial statements.

August 31, 2005
STATEMENT OF NET ASSETS Vanguard Yorktown Liquidity Fund	Coupon	Maturity Date	Face Amount ($000)	Market Value^ ($000)

REPURCHASE AGREEMENTS (100.0%)

Bank of America Securities, LLC
(Dated 8/31/05, Repurchase Value $459,046,000,
collateralized by Federal Farm Credit Bank Discount
Note, 6/28/06, Federal Farm Credit Bank, 3.000%-5.770%,
12/17/07-1/5/27, Federal Home Loan Bank, 2.875%-4.375%,
9/15/06-9/17/10, Federal Home Loan Mortgage Corp., 5.750%
-6.000%, 6/15/11-1/15/12, Federal Home Loan Mortgage Corp.
Discount Note, 10/31/05, Federal National Mortgage Assn.,
0.000%-4.625%, 1/15/08-6/1/17)	3.590%	9/1/05	$459,000	$459,000
Barclay's Capital, Inc.
(Dated 8/31/05, Repurchase Value $138,014,000,
collateralized by Federal Home Loan Bank, 1.500%,
10/19/05)	3.590%	9/1/05	138,000	138,000
Citigroup Global Markets Inc.
(Dated 8/31/05, Repurchase Value $45,005,000,
collateralized by Federal Home Loan Mortgage Corp.
Discount Note, 10/4/05)	3.600%	9/1/05	45,000	45,000
Credit Suisse First Boston LLC
(Dated 8/31/05, Repurchase Value $45,005,000,
collateralized by Federal Home Loan Bank Discount Note,
9/14/05, Federal Home Loan Mortgage Corp. Discount Note,
2/7/06, and Federal Home Loan Mortgage Corp., 0.000%
11/29/19)	3.600%	9/1/05	45,000	45,000
Deutsche Bank Securities Inc.
(Dated 8/31/05, Repurchase Value $42,466,000,
collateralized by Federal National Mortgage Assn.,
6.625%, 11/15/30)	3.550%	9/1/05	42,462	42,462
JPMorgan Securities Inc.
(Dated 8/31/05, Repurchase Value $112,011,000,
collateralized by Federal Home Loan Mortgage Corp.
Discount Note, 3/27/06, and Federal National Mortgage
Assn. Discount Note, 3/31/06)	3.600%	9/1/05	112,000	112,000

TOTAL REPURCHASE AGREEMENTS
(Cost $841,462)				841,462

OTHER ASSETS AND LIABILITIES

Other Assets				85
Liabilities				(2)

				83

NET ASSETS (100%)

Applicable to 841,544,730 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)				$841,545

NET ASSET VALUE PER SHARE				$1.00

^See Note A in Notes to Financial Statements.

AT AUGUST 31, 2005, net assets consisted of:

			Amount	Per
			(000)	Share

Paid-in Capital			$841,545	$1.00
Undistributed Net Investment Income			—	—
Accumulated Net Realized Gains			—	—

NET ASSETS			$841,545	$1.00

STATEMENT OF OPERATIONS
Vanguard Yorktown Liquidity Fund Year Ended August 31, 2005 (000)
INVESTMENT INCOME
Income
Interest	$9,926

Total Income	9,926

Expenses
Management and Administrative	41

Total Expenses	41

NET INVESTMENT INCOME	9,885

REALIZED NET GAIN (LOSS) ON INVESTMENT SECURITIES SOLD	—

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,885

See accompanying Notes, which are an integral part of the financial statements

STATEMENT OF CHANGES IN NET ASSETS
Vanguard Yorktown Liquidity Fund
	Year Ended August 31, 2005 (000)	July 19, 2004[1] to August 31, 2004 (000)
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$9,885	$2,514
Realized Net Gain (Loss)	—	—
Unrealized Appreciation (Depreciation)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	9,885	2,514

Distributions
Net Investment Income	(9,885)	(2,514)
Realized Capital Gain	—	—

Total Distributions	(9,885)	(2,514)

Capital Share Transactions (at $1.00)
Issued	5,076,915	3,089,303
Issued in Lieu of Cash Distributions	9,885	2,514
Redeemed	(5,950,933)	(1,386,139)

Net Increase (Decrease) from Capital Share Transactions	(864,133)	1,705,678

Total Increase (Decrease)	(864,133)	1,705,678

Net Assets
Beginning of Period	1,705,678	—

End of Period	$841,545	$1,705,678

1 Commencement of operations. See Note C.

See accompanying Notes, hich are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
Vanguard Yorktown Liquidity Fund
For a Share Outstanding Throughout Each Period	Year Ended August 31, 2005	July 19, 2004[1] to August 31, 2004
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00
Investment Operations
Net Investment Income	.026	.002
Net Realized and Unrealized Gain (Loss) on Investments	—	—

Total from Investment Operations	.026	.002

Distributions
Dividends from Net Investment Income	(.026)	(.002)
Distributions from Realized Capital Gains	—	—

Total Distributions	(.026)	(.002)

Net Asset Value, End of Period	$1.00	$1.00

Total Return	2.59%	0.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$842	$1,706
Ratio of Total Expenses to Average Net Assets	0.01%	0.01% [2]
Ratio of Net Investment Income to Average Net Assets	2.40%	1.45% [2]

1 Commencement of operations. See Note C.
2 Annualized.

See accompanying Notes, which are an integral part of the financial statements.

Notes to Financial Statements

Vanguard CMT Funds comprise the Market Liquidity Fund, Municipal Cash Management Fund and Yorktown Liquidity Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The funds have been established by Vanguard as cash management vehicles solely available for investments by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates.

The Market Liquidity Fund invests in repurchase agreements and in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The Municipal Cash Management Fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The Yorktown Liquidity Fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, as well as in repurchase agreements collateralized by such securities.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group provides investment advisory, corporate management and administrative services at cost and pays for all other operating expenses, except for taxes. The funds’ trustees and officers are also directors and officers of Vanguard.

C. The funds were organized on November 14, 2003, and their operations up to July 19, 2004, were limited to the issuance of 100,000 capital shares in the Market Liquidity Fund, at $1.00, to the Vanguard Group.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Trustees of Vanguard CMT Funds:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Market Liquidity Fund, Vanguard Municipal Cash Management Fund and Vanguard Yorktown Liquidity Fund (the "Funds") at August 31, 2005, and the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for the year then ended, and for the period July 19, 2004 (commencement of operations) through August 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

October 7, 2005

SPECIAL 2005 TAX INFORMATION (UNAUDITED)
FOR VANGUARD CMT FUNDS

The Municipal Cash Management Fund designates 100% of its income dividends as exempt-interest dividends.

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading“Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value Feb 28, 2005	Ending Account Value August 31, 2005	Expenses Paid During Period*
Based on Actual Fund Return
Market Liquidity	$1,000.00	$1,015.57	$0.05
Municipal Cash Management	$1,000.00	$1,012.09	$0.10
Yorktown Liquidity	$1,000.00	$1,015.52	$0.05

Based on Hypothetical 5% Yearly Return
Market Liquidity	$1,000.00	$1,024.74	$0.05
Municipal Cash Management	$1,000.00	$1,024.69	$0.10
Yorktown Liquidity	$1,000.00	$1,024.74	$0.05

*The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Market Liquidity Fund, 0.01%; for the Municipal Cash Management Fund, 0.02%; for the Yorktown Liquidity Fund, 0.01%. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. If the fees were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Annualized Expense Ratios*: Your Fund compared with its Peer Group
Vanguard CMT Fund	Fund Expense Ratio	Average Institutional Money Market Fund
Market Liquidity	0.01%	0.45%
Municipal Cash Management	0.02	—
Yorktown Liquidity	0.01	—

*Fund expense ratios reflect the six months ended August 31, 2005. Peer Group Expense ratio data is derived from data provided by Lipper Inc., and captures information through year-end 2004.

TRUSTEES RENEW ADVISORY ARRANGEMENT

The board of trustees of the Vanguard CMT Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group’serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, Extent, and Quality of Services
The board considered the quality of the funds’ investment management since their inception in July 2004, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than two decades and that George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985 and oversees more than $620 billion in assets (stocks and bonds). The board also noted that Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. The board concluded that the Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment Performance
The board considered the performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ performance, including some of the data considered by the board, can be found in the “Performance Summaries” and “Financial Statements” sections of this report.

Cost
The funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. The funds’ advisory fees were also well below their peer-group averages. Information about the funds’ expense ratios appears in the “About Your Fund’s Expenses” section of this report as well as in the “Financial Statements” section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The Benefit of Economies of Scale
The board of trustees concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard® Group, Inc., which is owned by the Vanguard® funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Name (Year of Birth) Trustee/Officer Since	Position(s) Held With Fund (Number of Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years

John J. Brennan*	Chairman of the	Chairman of the Board, Chief Executive Officer, and
(1954)	Board, Chief	Director/Trustee of The Vanguard Group, Inc., and of
May 1987	Executive Officer,	each of the investment companies served by The
	and Trustee	Vanguard Group.
(133)

INDEPENDENT TRUSTEES

Charles D. Ellis	Trustee	Applecore Partners(pro bono ventures in education);
(1937)	(133)	Senior Advisor to Greenwich Associates (international
January 2001		business strategy consulting); Successor Trustee of Yale University; Overseer of the
Stern School of Business at New York University; Trustee of the Whitehead Institute
for Biomedical Research.

Rajiv L. Gupta	Trustee	Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of
(1945)	(133)	Tyco International, Ltd. (diversified manufacturing and services) (since 2005);
December 2001†		Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan-Heisen	Trustee	Vice President, Chief Information Officer, and Member of
(1950)	(133)	the Executive Committee of Johnson & Johnson (pharmaceuticals/ consumer products);
July 1998		Director of the University Medical Center at Princeton and Women’s
Research and Education Institute.

André F.Perold	Trustee	George Gund Professor of Finance and Banking, Harvard Business School (since 2000);
(1952)	(133)	Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty,
December 2004		Harvard Business School; Director and Chairman of UNX , Inc. (equities trading firm)
(since 2003); Director of registered investment companies advised by Merrill Lynch
Investment Managers and affiliates (1985-2004), Genbel Securities Limited (South
African financial services firm) (1999-2003), Gensec Bank (1999-2003), Sanlam
Investment Management (1999-2001), Sanlam, Ltd. (South African insurance company)
(2001-2003, Stockback, Inc. (credit card firm) (2000-2002), and Bulldogresearch.com
(investment research) (1999-2001); and Trustee of Commonfund (investment management
(1989-2001).

Alfred M. Rankin, Jr	Trustee	Chairman, President, Chief Executive Officer, and Director of NACCO Industries,
(1941)	(133)	Inc. (forklift trucks/
January 1993		housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company
(supplier for the automotive industry) until 1998.

J. Lawrence Wilson	Trustee	Retired Chairman and Chief Executive Officer of Rohm
(1936)	(133)	and Haas Co. (chemicals); Director of Cummins Inc.
April 1985		(diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen
Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and Culver
Educational Foundation.

EXECUTIVE OFFICERS*

Heidi Stam	Secretary	Principal of Vanguard since November 1997; General Counsel of Vanguard since July
(1956)	(133)	2005; Secretary of Vanguard and of each of the investment companies served by
July 2005		Vanguard since July 2005.

Thomas J. Higgins	Treasurer	Principal of The Vanguard Group, Inc.; Treasurer of each of the investment
(1957)	(133)	companies served by The
July 1998		Vanguard Group.

*Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
† December 2002 for Vanguard® Equity Income Fund, Vanguard® Growth Equity Fund, the Vanguard® Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.
More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
R. Gregory Barton	James H. Gately	F. William McNabb III	Ralph K. Packard
Mortimer J. Buckley	Kathleen C. Gubanich	Michael S. Miller	George U. Sauter

John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974–1996.

Post Office Box 2600
Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Admiral, PlainTalk , Yorktown, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

For More Information
This report is intended for the fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus. To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling Vanguard at 800- 662-2739. They are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how the fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 202-942- 8090. Information about your fund is also available on the SEC‘s website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549–0102.

World Wide Web
www.vanguard.com

Fund Information
800-662-7447

Direct Investor Account Services
800-662-2739

Institutional Investor Services
800-523-1036

Text Telephone
800-952-3335

®2005 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

102005

Item 2: Code of Ethics. The Board of Trustees has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer or controller of the Registrant and The Vanguard Group, Inc., and to persons performing similar functions.

Item 3: Audit Committee Financial Expert. All of the members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts. The members of the Audit Committee are: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson. All Audit Committee members are independent under applicable rules.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended August 31, 2005: $49,000
Fiscal Year Ended August 31, 2004: $54,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group

Fiscal Year Ended August 31, 2005: $2,152,740
Fiscal Year Ended August 31, 2004: $1,685,500

(b)     Audit-Related Fees.

Fiscal Year Ended August 31, 2005: $382,200
Fiscal Year Ended August 31, 2004: $257,800

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)     Tax Fees.

Fiscal Year Ended August 31, 2005: $98,400
Fiscal Year Ended August 31, 2004: $76,400

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)     All Other Fees.

Fiscal Year Ended August 31, 2005: $0
Fiscal Year Ended August 31, 2004: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

        In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, members of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

        The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or other registered investment companies in the Vanguard Group.

    (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2005: $98,400
Fiscal Year Ended August 31, 2004: $76,400

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable

Item 11: Controls and Procedures.

    (a)    Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)    Internal Control Over Financial Reporting. There were no significant changes in Registrant’s internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 19, 2005

VANGUARD CMT FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 19, 2005

*By Power of Attorney. See File Number 33-19446, filed on September 23, 2005. Incorporated by Reference.